Stockholders' Equity (Details 2) (USD $)	12 Months Ended		3 Months Ended		6 Months Ended		3 Months Ended		6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012 As Previously Reported	Jun. 30, 2012 As Previously Reported	Sep. 30, 2012 As Previously Reported	Jun. 30, 2012 As Previously Reported	Sep. 30, 2012 As Adjusted	Jun. 30, 2012 As Adjusted	Sep. 30, 2012 As Adjusted	Jun. 30, 2012 As Adjusted
Derivative Liability			$ 128,422	$ 140,132	$ 128,422	$ 140,132	$ 527,206	$ 550,994	$ 527,206	$ 550,994
Stockholders' Equity			3,774,716	4,291,027	3,774,716	4,291,027	3,375,932	3,880,165	3,375,932	3,880,165
Net Income	$ (1,030,638)	$ 603,234	$ (518,768)	$ (251,838)	$ (357,735)	$ 161,028	$ (506,690)	$ (662,704)	$ (756,519)	$ (249,834)
Net income/loss per share			$ (0.04)	$ (0.02)	$ (0.03)	$ 0.01	$ (0.04)	$ (0.05)	$ (0.07)	$ (0.02)